Financial Risk Management and Fair Values - Quantitative Information of Valuation Technique and Significant Unobservable Inputs Used in Measuring Financial Instruments at Fair Value on a Recurring Basis (Detail) - Recurring fair value measurement [member] - Level 3 [Member]
12 Months Ended
Dec. 31, 2020
Non listed shares [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount for lack of marketability	42.00%
Non listed shares [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Perpetual dividend payout rates	80.00%
Non listed shares [member] | Discounted cash flow [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rates during the projection period	5.00%
Perpetual growth rates	1.00%
Expected dividend payout rates during the projection period	27.00%
Discount rates	9.72%
Non listed shares [member] | Discounted cash flow [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rates during the projection period	15.00%
Perpetual growth rates	4.00%
Expected dividend payout rates during the projection period	43.00%
Discount rates	11.64%
Non-tradable shares [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Perpetual growth rates	3.00%
Perpetual dividend payout rates	80.00%
Expected dividend payout rates during the projection period	33.00%
Discount rates	10.09%
Non-tradable shares [member] | Discounted cash flow [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rates during the projection period	(10.00%)
Non-tradable shares [member] | Discounted cash flow [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rates during the projection period	15.00%